INCOME TAX (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of income (losses) before income tax	The Company’s income (losses) before income taxes consists of:

	Year ended June 30,
	2018	2019	2020
PRC	$127,301	$155,691	$140,539
Non-PRC	2,341	(11,968)	(43,042)

	$129,642	$143,723	$97,497

Schedule of Income tax expense
Income tax expense, most of which is incurred in the PRC, consists of:

	Year ended June 30,
	2018	2019	2020
Current income tax expense
PRC	17,268	22,206	10,369
Non-PRC	6,462	2,175	1,388

	$23,730	$24,381	$11,757
Deferred income tax (benefit) expense
PRC	(1,348)	(5,722)	5,577
Non-PRC	(177)	(475)	837

	$(1,525)	(6,197)	6,414

	$22,205	$18,184	$18,171

Schedule of Reconciliation of the income tax expenses
Reconciliation of the income tax expenses as computed by applying the PRC statutory tax rate of 25% to income before income taxes and the actual income tax expenses is as follows:

	Year ended June 30,
	2018	2019	2020
Income before income taxes	$129,642	$143,723	$97,497

Expected income tax expense at statutory tax rate in the PRC	32,410	35,931	24,374
Effect of different tax rates in various jurisdictions	(521)	1,781	3,997
Effect of preferential tax treatment	(11,678)	(13,444)	(11,797)
Effect of non-taxable income	(284)	(1,500)	(250)
Effect of additional deductible research and development expenses	(4,260)	(5,833)	(7,241)
Effect of non-deductible expenses	3,046	5,489	10,661
O ver provision of income tax in previous years	(4,801)	(8,457)	(6,118)
Change in valuation allowance	2,359	1,399	3,746
Withholding tax on dividends paid by subsidiaries	4,784	2,847	799
Others	1,150	(29)	—

Total	$22,205	$18,184	$18,171

Schedule of deferred tax assets/liabilities
The breakdown of deferred tax assets/liabilities caused by the temporary difference is shown as below:

	June 30,
	2019	2020
Deferred tax assets
Allowance for doubtful accounts	$8,805	$7,808
Deferred subsidies	1,916	2,484
Warranty liabilities	1,234	984
Inventory provision	655	687
Long-term assets	357	397
Provision for loss contracts	59	99
Net operating loss carry forward	12,846	13,824
Valuation allowance	(11,428)	(14,821)
Others	385	325

Total deferred tax assets	$14,829	$11,787

Deferred tax liabilities
Property, plant and equipment	$(13)	$(11)
Costs and estimated earnings in excess of billings	(365)	(3,396)
Share of net losses of equity investees	(739)	(668)
PRC dividend withholding tax	(5,825)	(6,654)
Intangible assets and other non-current assets	(6,335)	(6,089)

Total deferred tax liabilities	$(13,277)	$(16,818)